Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 1, 2013
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 1, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr 2, 2013
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Global X Nigeria Index ETF (Prospectus Summary) | Global X Nigeria Index ETF | Global X Nigeria Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGE

Global X Nigeria Index ETF (Prospectus Summary) | Global X Nigeria Index ETF
Global X Nigeria Index ETF

GLOBAL X FUNDS

SUPPLEMENT DATED APRIL 1, 2013

TO THE PROSPECTUS DATED MARCH 1, 2013

This Supplement updates certain information contained in the above-dated Prospectus for Global X Funds (“Trust”) regarding Global X Nigeria Index ETF (“Fund”), a series of the Trust.

Effective immediately, Global X Management Company LLC, the investment adviser to the Fund (“Adviser”), entered into a voluntary Expense Limitation Agreement with the Fund to assure that the Fund’s total operating expenses (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.68% of the Fund’s average daily net assets per year until at least April 1, 2014 and is annually renewable thereafter.

The “Annual Fund Operating Expenses” table as well as the “Example” table that appear in the section titled “Fees and Expenses” on page 105 of the Prospectus are deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Global X Nigeria Index ETF
Management Fees:		0.68%
Distribution and Service (12b-1) Fees:		none
Other Expenses (Custody):	[1]	0.24%
Total Annual Fund Operating Expenses:		0.92%
Expense Reimbursement and/or Fee Waiver:		(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:		0.68%
[1]	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year of operations.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage fees and commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Global X Nigeria Index ETF	69	218

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Global X Nigeria Index ETF (Prospectus Summary) | Global X Nigeria Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global X Nigeria Index ETF
Supplement Text	cik0001432353_SupplementTextBlock

GLOBAL X FUNDS

SUPPLEMENT DATED APRIL 1, 2013

TO THE PROSPECTUS DATED MARCH 1, 2013

This Supplement updates certain information contained in the above-dated Prospectus for Global X Funds (“Trust”) regarding Global X Nigeria Index ETF (“Fund”), a series of the Trust.

Effective immediately, Global X Management Company LLC, the investment adviser to the Fund (“Adviser”), entered into a voluntary Expense Limitation Agreement with the Fund to assure that the Fund’s total operating expenses (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.68% of the Fund’s average daily net assets per year until at least April 1, 2014 and is annually renewable thereafter.

The “Annual Fund Operating Expenses” table as well as the “Example” table that appear in the section titled “Fees and Expenses” on page 105 of the Prospectus are deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” reflect estimated expenses for the Fund’s first fiscal year of operations.
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage fees and commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Supplement Closing	cik0001432353_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Global X Nigeria Index ETF (Prospectus Summary) | Global X Nigeria Index ETF | Global X Nigeria Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees:	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Custody):	rr_OtherExpensesOverAssets	0.24%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%
Expense Reimbursement and/or Fee Waiver:	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218

[1]	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year of operations.